Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Net operating loss	34.00%	34.00%
Meals and entertainment	1.00%	15.00%
Debt discount accretion	0.11%	0.10%
Net operating loss reduction due to IRC 382	0.00%	0.00%
Change in valuation allowance	33.89%	33.75%
Effective income tax rate	0.00%	0.00%